Employment Agreements	12 Months Ended
Dec. 31, 2019
Employment Agreements [Abstract]
Employment Agreements	Employment AgreementsThe Company has entered into employment agreements with all its full-time employees. Each employment agreement provides for a salary for services performed, a potential annual bonus and, if applicable, a grant of restricted common shares pursuant to a restricted stock agreement.